Label	Element	Value
Buffalo Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Buffalo Discovery Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Buffalo Discovery Fund (“Discovery Fund” or the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction and tax costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses represent the indirect costs of the Fund’s investments in other investment companies. The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Discovery Fund principally invests in equity securities, consisting of common stock, preferred stock, convertible securities, warrants and rights of companies whose securities may increase in value due to the development, advancement or commercial application of innovative strategies.  Companies engaged in innovative strategies are those who, in the opinion of Kornitzer Capital Management, Inc., the Fund’s investment advisor (the “Advisor” or “KCM”), are engaged in the pursuit and practical application of knowledge to discover, develop and commercialize products, services or intellectual property.  The types of companies in which the Fund may invest range across all sectors and all market capitalizations.  In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

The Advisor seeks to identify companies for the Discovery Fund’s portfolio that are expected to benefit from innovation and experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Advisor may sell the Discovery Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Discovery Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Discovery Fund’s investments may fluctuate.  If the value of the Discovery Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the Discovery Fund’s principal investment strategies are:

Market Risk – The value of the Discovery Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Discovery Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Discovery Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Discovery Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks.  Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses.  To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile.  The potential for wide variations in performance is based on special risks common to information technology companies.  Information technology companies may have limited product lines, markets or financial resources.  Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated.  Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.  In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Discovery Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Discovery Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Discovery Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Discovery Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-492-8332
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.buffalofunds.com/performance.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	DISCOVERY FUND Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Return (through June 30, 2018) = 5.00% Best Quarter: March 31, 2012 = 19.86% Worst Quarter: December 31, 2008 = -21.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.45%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Morningstar US Mid Growth Index has replaced the Russell Midcap® Growth Index as the Fund’s primary benchmark. The Advisor believes that the new index is more appropriate given the Fund’s holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Discovery Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2017
Buffalo Discovery Fund | Morningstar US Mid Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar US Mid Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.67%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.35%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.98%	[1]
Buffalo Discovery Fund | Russell Midcap ® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap ® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.10%
Buffalo Discovery Fund | Lipper Multi-Cap Growth Funds Index® (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Growth Funds Index® (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.33%
Buffalo Discovery Fund | Buffalo Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Annual Return 2008	rr_AnnualReturn2008	(36.87%)
Annual Return 2009	rr_AnnualReturn2009	51.62%
Annual Return 2010	rr_AnnualReturn2010	22.96%
Annual Return 2011	rr_AnnualReturn2011	(0.69%)
Annual Return 2012	rr_AnnualReturn2012	19.73%
Annual Return 2013	rr_AnnualReturn2013	36.61%
Annual Return 2014	rr_AnnualReturn2014	10.68%
Annual Return 2015	rr_AnnualReturn2015	5.64%
Annual Return 2016	rr_AnnualReturn2016	5.56%
Annual Return 2017	rr_AnnualReturn2017	25.44%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.46%
Buffalo Discovery Fund | Buffalo Discovery Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.22%
Buffalo Discovery Fund | Buffalo Discovery Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.18%

[1]	The Morningstar US Mid Growth Index has replaced the Russell Midcap® Growth Index as the Fund's primary benchmark. The Advisor believes that the new index is more appropriate given the Fund's holdings.
[2]	Acquired Fund Fees and Expenses represent the indirect costs of the Fund's investments in other investment companies. The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund's proportionate share of the fees and expenses of other investment companies in which the Fund invests.